TIAA-CREF Lifecycle Index 2030 Fund
TIAA-CREF Lifecycle Index 2030 Fund
Investment objective
The Lifecycle Index 2030 Fund seeks high total return over time through a combination of capital appreciation and income.
Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, investors may be required to pay a commission to a broker-dealer or other financial intermediary on purchases and sales of Institutional Class or Advisor Class shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF Lifecycle Index 2030 Fund	Institutional Class	Advisor Class	Premier Class	Retirement Class
Maximum sales charge imposed on purchases (percentage of offering price)	none	none	none	none
Maximum deferred sales charge	none	none	none	none
Maximum sales charge imposed on reinvested dividends and other distributions	none	none	none	none
Redemption or exchange fee	none	none	none	none
Maximum account fee	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Lifecycle Index 2030 Fund		Institutional Class	Advisor Class	Premier Class	Retirement Class
Management fees	[1],[2]	0.17%	0.17%	0.17%	0.17%
Distribution (Rule 12b-1) fees				0.15%
Other expenses	[1],[2]	0.03%	0.12%	0.03%	0.28%
Total annual Fund operating expenses		0.20%	0.29%	0.35%	0.45%
Waivers and expense reimbursements	[3],[4]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.10%	0.19%	0.25%	0.35%
[1]	Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the "Management of the Funds" section of this Prospectus.
[2]	Restated to reflect estimates for the current fiscal year.
[3]	Advisors has contractually agreed to waive 0.075% of the Fund's Management fee. This waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC ("Advisors"), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.025% of average daily net assets for Institutional Class shares; (ii) 0.175% of average daily net assets for Advisor Class shares; (iii) 0.175% of average daily net assets for Premier Class shares; and (iv) 0.275% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF Lifecycle Index 2030 Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$ 10	$ 19	$ 26	$ 36
3 years	54	83	102	134
5 years	103	153	186	242
10 years	$ 245	$ 358	$ 433	$ 557

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Class W shares of other funds of the Trust and potentially in other investment pools or investment products, including other funds advised by the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), or its affiliates (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the Fund’s target retirement year approaches and for approximately 30 years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring in, or planning to retire within a few years of, 2030 and who may begin taking systematic withdrawals upon retirement. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

Advisors currently expects to allocate approximately 66.00% of the Fund’s assets to equity Underlying Funds and 34.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50.00% equity/50.00% fixed-income in the Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 20.00% equity/80.00% fixed-income in 2060. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2020, which will change over time, are approximately as follows: U.S. Equity: 46.20%; International Equity: 19.80%; Fixed-Income: 30.00%; Short-Term Fixed-Income: 2.00%; and Inflation-Protected Assets: 2.00%. The asset class and market sector names used herein are intended to reflect the primary type of investment of the Underlying Funds within each of these categories.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); Emerging Markets Equity Index Fund and International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of the Fund’s assets are expected to be invested in any Underlying Fund or market sector not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2019, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
Equity	68.26%	U.S. Equity	47.88%	• Equity Index Fund	47.88%
		International Equity	20.38%	• International Equity Index Fund	14.61%
				• Emerging Markets Equity Index Fund	5.77%
Fixed-Income	31.74%	Fixed-Income	28.64%	• Bond Index Fund	28.64%
		Short-Term Fixed-Income	1.55%	• Short-Term Bond Index Fund	1.55%
		Inflation- Protected Assets	1.55%	• Inflation-Linked Bond Fund	1.55%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately 30 years following the target date.

Lifecycle Index Funds Glidepath as of June 30, 2020
Years to Target Retirement Date	US Equities	International Equities	Fixed Income	Short Term Fixed Income	Inflation Protected Bonds
45	66.50%	28.50%	5.00%	0.00%	0.00%
40	65.62%	28.13%	6.25%	0.00%	0.00%
35	64.75%	27.75%	7.50%	0.00%	0.00%
30	63.87%	27.38%	8.75%	0.00%	0.00%
25	63.00%	27.00%	10.00%	0.00%	0.00%
20	57.40%	24.60%	18.00%	0.00%	0.00%
15	51.80%	22.20%	26.00%	0.00%	0.00%
10	46.20%	19.80%	30.00%	2.00%	2.00%
5	40.60%	17.40%	34.00%	4.00%	4.00%
0	35.00%	15.00%	38.00%	6.00%	6.00%
-5	31.50%	13.50%	39.00%	8.00%	8.00%
-10	28.00%	12.00%	40.00%	10.00%	10.00%
-15	24.50%	10.50%	40.00%	15.00%	10.00%
-20	21.00%	9.00%	40.00%	20.00%	10.00%
-25	17.50%	7.50%	40.00%	25.00%	10.00%
-30	14.00%	6.00%	40.00%	30.00%	10.00%

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

After the Fund reaches its final target allocation, the Board of Trustees may authorize the merger of the Fund into another Lifecycle Index Fund which has also reached its final target allocation or other similar fund designed to maintain a relatively stable asset allocation reflecting the resting point on the glidepath described in the chart above. Fund shareholders will receive prior notice of any such merger.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time;

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• credit spread risk—The risk that credit spreads (i.e., the difference in yield between securities that is due to differences in each security’s respective credit quality) may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of a Fund’s debt securities;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates; and

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Advisor and Premier classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2018, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)† Lifecycle Index 2030 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2019, was 13.26%.
Best quarter: 11.08%, for the quarter ended September 30, 2010. Worst quarter: -12.86%, for the quarter ended September 30, 2011.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2018
Average Annual Returns - TIAA-CREF Lifecycle Index 2030 Fund		1 Year	5 Years		Since Inception		Inception Date
Retirement Class		(5.27%)	4.71%		7.90%		Sep. 30, 2009
Institutional Class		(5.04%)	4.97%		8.17%		Sep. 30, 2009
Advisor Class		(5.14%)	4.82%	[1]	7.96%	[1]	Dec. 04, 2015
Premier Class		(5.21%)	4.82%		8.01%		Sep. 30, 2009
After Taxes on Distributions | Retirement Class		(5.91%)	4.06%		7.34%
After Taxes on Distributions and Sale of Fund Shares | Retirement Class		(2.85%)	3.51%		6.28%
S&P Target Date 2030 Index		(5.99%)	4.50%		7.71%	[2]
Lifecycle Index 2030 Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[3]	(5.17%)	5.04%		8.28%	[2]
[1]	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class.
[2]	Performance is calculated from the inception date of the Retirement Class.
[3]	As of the close of business on December 31, 2018, the Lifecycle Index 2030 Fund Composite Index consisted of: 47.9% Russell 3000® Index; 28.8% Bloomberg Barclays U.S. Aggregate Bond Index; 20.5% MSCI EAFE + Emerging Markets Index; 1.4% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index; and 1.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.